Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Less: Investment expenses	$ 1,209	$ 1,178	$ 1,198
Subtotal	19,281	21,153	22,232
Securities Investment
Net Investment Income [Line Items]
Subtotal	20,210	21,015	21,123
Subtotal	19,001	19,837	19,925
Fixed Maturity Securities
Net Investment Income [Line Items]
Subtotal	14,235	14,868	15,071
Equity securities
Net Investment Income [Line Items]
Subtotal	144	133	127
FVO and trading securities — Actively traded and FVO general account securities (1)
Net Investment Income [Line Items]
Subtotal	21	103	65
Changes in estimated fair value included in net investment income	(23)	(3)	18
Mortgage Loans
Net Investment Income [Line Items]
Subtotal	3,136	2,928	3,020
Policy loans
Net Investment Income [Line Items]
Subtotal	603	629	620
Real estate and real estate joint ventures
Net Investment Income [Line Items]
Subtotal	981	951	909
Other limited partnership interests
Net Investment Income [Line Items]
Subtotal	669	1,033	955
Cash, cash equivalents and short-term investments
Net Investment Income [Line Items]
Subtotal	148	168	181
Operating joint ventures
Net Investment Income [Line Items]
Subtotal	25	10	10
Other
Net Investment Income [Line Items]
Subtotal	248	192	165
Consolidated Securitization Entities And Fair Value Option Contractholder-Directed Unit-Linked
Net Investment Income [Line Items]
Subtotal	280	1,316	2,307
FVO contractholder-directed unit-linked investments
Net Investment Income [Line Items]
Subtotal	264	1,266	2,172
Changes in estimated fair value included in net investment income	(433)	645	1,579
Commercial mortgage loans | Consolidated Securitization Entities
Net Investment Income [Line Items]
Subtotal	16	49	132
Securities | Consolidated Securitization Entities
Net Investment Income [Line Items]
Subtotal	$ 0	$ 1	$ 3